OTHER FINANCIAL LIABILITIES - Schedule of composition of interest bearing loans (Details) $ in Thousands	Dec. 30, 2024 aircraft	Oct. 15, 2024 USD ($)	Dec. 31, 2024 USD ($) creditLine	Dec. 23, 2024 USD ($)	Nov. 04, 2024 USD ($)	Jul. 15, 2024 USD ($) creditLine	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 03, 2022 USD ($)	Oct. 18, 2022 USD ($)	Oct. 12, 2022 USD ($)	Dec. 31, 2021 USD ($)
Non-current
Total obligations with financial institutions			$ 7,150,451				$ 6,936,188	$ 6,781,880	$ 6,800,000			$ 10,396,482
Number of credit lines | creditLine			3
Number of credit lines amended and extended | creditLine						2
Undrawn borrowing facilities									1,100,000
Notional amount			$ 3,794,475				4,034,783
Minimum liquidity											$ 750,000
BOCOMM
Non-current
Aircraft financing, amount per aircraft				$ 50,000
A-320-Neo
Non-current
Purchase commitments, aircrafts received | aircraft	2
RCF I
Non-current
Undrawn borrowing facilities						$ 800,000
RCF II
Non-current
Undrawn borrowing facilities						$ 750,000
Spare Engine Facility
Non-current
Total obligations with financial institutions			275,000
Notional amount					$ 300,000				275,000
Spare Engine Facility | LATAM Airlines Group S.A.
Non-current
Minimum liquidity					750,000				750,000
Spare Engine Facility | TAM Linhas aéreas S.A.
Non-current
Minimum liquidity					$ 400,000				400,000
Term Loan B Facility
Non-current
Notional amount									$ 1,100,000
Repayments of non-current borrowings		$ 1,081,000
2027 Notes
Non-current
Notional amount		$ 450,000								$ 450,000
Borrowings, interest rate		13.375%								13.375%
2029 Notes
Non-current
Notional amount		$ 700,000								$ 700,000
Borrowings, interest rate		13.375%								13.375%
2029 Notes | LATAM Airlines Group S.A.
Non-current
Minimum liquidity		$ 750,000
2030 Notes
Non-current
Notional amount		$ 1,400,000
Borrowings, interest rate		7.875%
2030 Notes | LATAM Airlines Group S.A.
Non-current
Minimum liquidity		$ 750,000
Interest Bearing Loans
Current
Total current			271,753				292,982
Non-current
Total non-current			3,516,117				3,675,212
Total obligations with financial institutions			3,787,870				3,968,194
Subtotal bank loans | Interest Bearing Loans
Current
Total current			57,765				148,843
Non-current
Total non-current			691,029				1,614,863
Bank loans
Non-current
Total obligations with financial institutions			0				1,029,434	1,385,995				521,838
Bank loans | Interest Bearing Loans
Current
Total current			0				53,141
Non-current
Total non-current			0				976,293
Guaranteed obligations
Non-current
Total obligations with financial institutions			374,043				303,922	325,061				510,535
Guaranteed obligations | Interest Bearing Loans
Current
Total current			34,083				28,697
Non-current
Total non-current			339,960				275,225
Other guaranteed obligations
Non-current
Total obligations with financial institutions			374,751				430,350	474,304				2,725,422
Other guaranteed obligations | Interest Bearing Loans
Current
Total current			23,682				67,005
Non-current
Total non-current			351,069				363,345
Obligation with the public
Non-current
Total obligations with financial institutions			2,239,303				1,302,838	1,289,799				2,253,198
Obligation with the public | Interest Bearing Loans
Current
Total current			46,256				34,731
Non-current
Total non-current			2,193,047				1,268,107
Financial leases
Non-current
Total obligations with financial institutions			799,773				901,546	1,088,239				1,189,182
Financial leases | Interest Bearing Loans
Current
Total current			167,732				109,304
Non-current
Total non-current			632,041				792,242
Other loans
Non-current
Total obligations with financial institutions			0				104	$ 2,028				$ 76,508
Other loans | Interest Bearing Loans
Current
Total current			$ 0				$ 104